Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Redeemable preferred stock, shares outstanding (in shares)	61,301,540		67,342,389
Accounts receivable, allowance for credit loss	$ 919		$ 562		$ 0
Social Finance, Inc.
Redeemable preferred stock, shares authorized (in shares)	311,842,666		311,842,666		254,842,666
Redeemable preferred stock, shares issued (in shares)			256,459,941		218,814,230
Redeemable preferred stock, shares outstanding (in shares)	256,459,941		256,459,941		218,814,230
Common stock, shares authorized (in shares)	452,815,616		452,815,616		395,815,616
Common stock, shares issued (in shares)	68,291,780		66,034,174		39,614,844
Common stock, shares outstanding (in shares)	68,291,780		66,034,174		39,614,844
Total loans at fair value	$ 4,472,604		$ 4,859,068		$ 5,387,958
Loans	4,486,828	[1],[2]	4,879,303	[1],[2],[3],[4]	5,387,958	[3],[4]
Accounts receivable, net	39,857		32,374		12,145
Accounts receivable, allowance for credit loss	919		562		0
Redemption amount	3,210,470		3,210,470		2,476,891
Social Finance, Inc. | Credit card loans and commercial loans
Loans	$ 14,224		$ 20,235		$ 0
Social Finance, Inc. | Nonvoting Common Stock
Common stock, shares authorized (in shares)	5,000,000		5,000,000		5,000,000
Common stock, shares issued (in shares)	1,380,852		1,380,852		1,380,852
Common stock, shares outstanding (in shares)	1,380,852		1,380,852		1,380,852

[1]	As of March 31, 2021 and December 31, 2020, includes loans measured at fair value of $4,472,604 and $4,859,068, respectively, and loans measured at amortized cost of $14,224 and $20,235, respectively. See Note 3 and Note 7.
[2]	Financial statement line items include amounts in consolidated variable interest entities (“VIEs”). See Note 4.
[3]	As of December 31, 2020, includes loans measured at fair value of $4,859,068 and loans measured at amortized cost of $20,235. All loans as of December 31, 2019 are measured at fair value. See Note 4 and 8.
[4]	Financial statement line items include amounts in consolidated variable interest entities (“VIEs”). See Note 5.